Document and Entity Information Document		3 Months Ended
	Sep. 29, 2021	Feb. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	LANDEC CORPORATION
Entity Central Index Key	0001005286
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27446
Entity Tax Identification Number	94-3025618
Entity Address, Address Line One	2811 Airpark Drive
Entity Address, City or Town	Santa Maria,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93455
City Area Code		650
Local Phone Number		306-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LNDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false